BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
BENEFIT PLANS
Schedule of funded status for all qualified and non-qualified defined benefit plans

        Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2016:

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$403,963
Service cost	—
Interest cost	14,077
Actuarial gain	(11,429)
Curtailments	3,968
Benefits paid	(28,062)

Projected benefit obligation at end of year	382,517

Change in plan assets:
Fair value of plan assets at beginning of year	297,846
Actual return on plan assets, net	5,829
Employer contributions	8,505
Benefits paid	(28,062)

Fair value of plan assets at end of year	284,118

Unfunded status at end of year	$(98,399)

Schedule of net funded status relating to defined benefit plans

        The Company's net funded status relating to its Defined Benefit Plans at December 31, 2016, is as follows:

Defined Benefit Plans	$(98,399)
Less: Current portion related to nonqualified plans	14,293

Long-term defined benefit plan obligations	$(84,106)

Schedule of components of net periodic benefit cost for defined benefit plans

        Components of the net periodic benefit cost, recorded in other operating expenses, for the Defined Benefit Plans for the year ended December 31, 2016, is as follows:

Service cost	$—
Interest cost	6,946
Expected return on plan assets, net	(4,022)
Curtailment loss	231
Settlement income (reclassified from accumulated other comprehensive loss)(a)	(154)

Net periodic benefit cost	$3,001

(a)

As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the period June 21, 2016 through December 31, 2016, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company's consolidated balance sheet relating to these plans.

Schedule of plan assumptions for defined benefit plans

	Net Periodic Benefit Cost	Benefit Obligations
	June 21, 2016 to December 31, 2016	December 31, 2016
Discount rate(a)	3.53%	3.81%
Rate of increase in future compensation levels	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.97%	N/A

(a)

The discount rate of 3.53% for the period June 21, 2016 through December 31, 2016, represents the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and net periodic benefit cost in connection with the recognition of settlement losses discussed above.

Schedule of weighted average asset allocations of pension plan

        The weighted average asset allocations of the Pension Plan at December 31, 2016 is as follows:

Plan Assets
Asset Class:
Mutual funds	43%
Fixed income securities	55
Cash equivalents and other	2

100%

Schedule of fair values of the pension plan assets by asset category

        The fair values of the assets of the Pension Plan at December 31, 2016 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total
Mutual funds	$121,356	$—	$—	$121,356
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	13,583	—	13,583
U.S. corporate debt	—	48,046	—	48,046
Government debt	—	4,810	—	4,810
U.S. Treasury securities	—	77,285	—	77,285
Asset-backed securities	—	14,065	—	14,065
Other	—	247	—	247
Cash equivalents(a)	2,593	3,089	—	5,682

Total(b)	$123,949	$161,125	$—	$285,074

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.
(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2016.

Schedule of projected future benefit payments for qualified and non-qualified defined benefit plans
2017	$45,899
2018	28,812
2019	27,565
2020	28,399
2021	25,692
2022 - 2026	120,664